COMMITMENTS AND CONTINGENCIES (Details Narrative)											1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($) a $ / shares	Dec. 29, 2023 USD ($) $ / shares shares	Nov. 10, 2023 USD ($) a	Oct. 04, 2023 $ / shares shares	Sep. 21, 2023 shares	Apr. 20, 2023 USD ($) $ / shares shares	Jul. 28, 2022 USD ($)	Jul. 11, 2022 USD ($)	May 01, 2022 USD ($)	Sep. 14, 2021 shares	Apr. 30, 2023 shares	Jul. 31, 2024 USD ($) a $ / shares	Jul. 31, 2023 USD ($)	Jul. 31, 2024 USD ($) a $ / shares	Jul. 31, 2023 USD ($)	Oct. 31, 2023 USD ($) a $ / shares	Feb. 26, 2024 $ / shares	Oct. 16, 2023 $ / shares	Jul. 10, 2023 $ / shares	Mar. 31, 2023 a	Feb. 28, 2023 a	Oct. 31, 2022 USD ($) $ / shares	May 27, 2022 USD ($)	Jan. 31, 2022 $ / shares
Loss Contingencies [Line Items]
Area of land | a																8,417
Non refundable payment																						$ 252,512	$ 252,512
Annual retainer, additional																$ 3,341
Stock Issued During Period, Value, Other													$ 1,812,635		$ 1,812,635	$ 1,812,635
Share Price | $ / shares																		$ 5.40
Common stock, par value | $ / shares	$ 0.0001											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Trio LLC [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares										245,000
Consulting fee									$ 35,000
Accrued interest expense																$ 406,000
Warrant [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Value, Other						$ 5,000
Debt Instrument, Term						5 years
Share Price | $ / shares						$ 66.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 16.00					$ 20.60
Stock Issued During Period, Shares, New Issues | shares					22,592	50,000
IPO [Member]
Loss Contingencies [Line Items]
Directors fees												$ 55,000	$ 78,132	$ 165,000	$ 78,132	$ 156,154
Stock Issued During Period, Shares, New Issues | shares											18,750
Director [Member]
Loss Contingencies [Line Items]
Annual retainer, additional								$ 50,000
Board Committee [Member]
Loss Contingencies [Line Items]
Annual retainer, additional								$ 10,000
Advisors [Member]
Loss Contingencies [Line Items]
Non refundable payment							$ 25,000
Agreement with advisors description				i) a cash fee 7.5% of the aggregate proceeds raised in the sale and ii) warrants to purchase a number of common shares equal to 5% of the number of common shares initially issuable upon conversion of each note tranche; warrants to purchase			the Company’s initial public offering (“IPO”), a cash fee of 7.5%, warrants to purchase a number of common shares equal to 5% of the aggregate number of common shares placed in the IPO and reimbursement of other expenses.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		2,750		4,167
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 11.00		$ 26.40
Legal cost							$ 150,000
IPO [Member] | Warrant [Member]
Loss Contingencies [Line Items]
Public offering price percentage						110.00%
A R L O Agreement [Member]
Loss Contingencies [Line Items]
Area of land | a			960
Percentage of interest to acquire in leases			20.00%
Payments to acquire loans and lease			$ 2,000,000
A R L O Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Payments to acquire loans and lease			$ 500,000
Amended AR Agreement [Member]
Loss Contingencies [Line Items]
Amount agreed to fund as per amended agreement		$ 200,000
Amended A R L O Agreement [Member]
Loss Contingencies [Line Items]
Percentage of interest to acquire in leases		2.00%
Total purchase price of lease		$ 500,000
Proceeds from Lease Payment, Operating Activity	$ 225,000
Percentage of interest to acquire infrastructure	2.25%													2.25%
Parcel One [Member]
Loss Contingencies [Line Items]
Area of land | a	480											480		480
Parcel Two [Member]
Loss Contingencies [Line Items]
Area of land | a	320											320		320
Leasehold [Member]
Loss Contingencies [Line Items]
Area of land | a	800											800		800
First Aforementioned [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a	8,417											8,417		8,417		8,417
Non refundable payment																						$ 252,512
Second Aforementioned [Member]
Loss Contingencies [Line Items]
Area of land | a																160
Delay rental payments | a																30
Second Aforementioned [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a	160											160		160		160
Delay rental payments | a	30											30		30		30
First Group [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a																				360	360
Lease, term																				20 years	20 years
Delay rental payments | a																				25	25
Second Group [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a																				307.75	307.75
Delay rental payments | a																				30	30
Lease, term																				20 years	20 years